Taxation (Details) $ / shares in Units, ¥ in Millions, $ in Millions			6 Months Ended			12 Months Ended		24 Months Ended
	Dec. 22, 2022	Apr. 01, 2019 HKD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 CNY (¥)
Taxation [Line Items]
Percentage of statutory income tax rate			25.00%	25.00%	25.00%
Rate of preferential tax	15.00%							15.00%
Tax saving amount			$ 36,807		$ 23,299
Tax saving on net income per share | $ / shares					$ 0.01
Rate of withholding tax						5.00%
Foreign investor owns shares of FIE						25.00%
Net operating loss			$ 679,992			$ 590,581
Valuation allowance of deferred tax assets			69,585			91,847		$ 121,016
Income taxes payable			12,688			11,614
Income tax recoverable			455,010			$ 452,598
Tax liability | ¥									¥ 0.1
High and New Technology Enterprise [Member]
Taxation [Line Items]
Rate of preferential tax						15.00%
Tax saving amount					$ 83,039
CCSC Technology Group [Member]
Taxation [Line Items]
Net operating loss			421,729			$ 556,651
Valuation allowance of deferred tax assets			$ 69,585			91,847
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate		$ 2
Reduced tax rate		8.25%
Income tax rate			16.50%	16.50%
Net operating loss			$ 1,879,242			$ 1,724,800
Serbia [Member]
Taxation [Line Items]
Income tax rate			15.00%	15.00%
Netherlands [Member]
Taxation [Line Items]
Income tax rate			25.80%	25.80%	25.80%
Netherlands [Member] | CCSC Interconnect NL [Member]
Taxation [Line Items]
Profits tax rate | €				€ 200,000			€ 395,000
Income tax rate			19.00%	19.00%			15.00%
PRC [Member]
Taxation [Line Items]
Percentage of statutory income tax rate						25.00%
Net operating loss			$ 2,378,012			$ 1,979,920
Foreign Investment Enterprise [Member]
Taxation [Line Items]
Percentage of dividends distributed						10.00%